FEM-Q3

Quarterly Report
February 28, 2026
MFS®  Emerging Markets
Equity Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Alcoholic Beverages – 3.2%
Ambev S.A., ADR (l)	16,016,241	$50,611,322
China Resources Beer Holdings Co. Ltd.	30,037,500	105,968,632
Kweichow Moutai Co. Ltd., “A”	794,228	168,563,039
		$325,142,993
Apparel Manufacturers – 0.5%
ANTA Sports Products Ltd.	4,647,200	$50,520,791
Automotive – 2.1%
Mahindra & Mahindra Ltd.	3,774,760	$140,963,929
Maruti Suzuki India Ltd.	217,809	35,569,594
PT Astra International Tbk	96,965,000	38,606,703
		$215,140,226
Biotechnology – 0.3%
Hugel, Inc. (a)	182,894	$34,328,384
Brokerage & Asset Managers – 1.4%
B3 S.A. - Brasil Bolsa Balcao	40,451,600	$141,243,273
Business Services – 2.0%
Infosys Ltd.	8,551,447	$122,204,820
Tata Consultancy Services Ltd.	2,866,714	83,105,992
		$205,310,812
Chemicals – 0.5%
UPL Ltd.	7,280,495	$51,008,780
Computer Software – 0.7%
Kingsoft Corp.	21,780,800	$72,385,510
Computer Software - Systems – 13.4%
EPAM Systems, Inc. (a)	219,753	$30,985,173
Hon Hai Precision Industry Co. Ltd.	37,179,000	286,394,510
Lenovo Group Ltd.	88,904,000	110,570,330
Samsung Electronics Co. Ltd.	5,897,090	887,535,617
Xiaomi Corp., “B” (a)	14,396,600	64,222,888
		$1,379,708,518
Conglomerates – 1.5%
KOC Holding A.S.	14,023,858	$63,712,889
LG Corp.	1,152,796	86,309,440
		$150,022,329
Construction – 2.3%
Anhui Conch Cement Co. Ltd.	15,348,000	$48,064,269
Midea Group Co. Ltd., “A”	10,094,842	115,795,378
Techtronic Industries Co. Ltd.	4,404,500	71,837,590
		$235,697,237
Consumer Products – 1.0%
Dabur India Ltd.	7,577,011	$43,183,581
Hindustan Unilever Ltd.	2,296,082	59,009,569
		$102,193,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.3%
MakeMyTrip Ltd. (a)	1,320,412	$74,563,665
Trip.com Group Ltd.	1,052,750	55,359,735
		$129,923,400
Electrical Equipment – 1.1%
WEG S.A.	12,163,200	$117,918,861
Electronics – 15.7%
ASE Technology Holding Co. Ltd	20,628,000	$247,109,788
Largan Precision Co. Ltd.	709,000	57,245,202
MediaTek, Inc.	3,160,000	193,344,868
SK hynix, Inc.	123,953	91,424,493
Taiwan Semiconductor Manufacturing Co. Ltd.	16,307,084	1,024,671,086
		$1,613,795,437
Energy - Independent – 2.6%
Bharat Petroleum Corp. Ltd.	13,500,818	$57,193,117
PT United Tractors Tbk	36,947,200	63,029,521
Reliance Industries Ltd.	9,871,993	151,254,542
		$271,477,180
Energy - Integrated – 2.7%
Galp Energia SGPS S.A., “B”	3,262,591	$70,239,520
Petroleo Brasileiro S.A., ADR	8,564,865	142,433,705
Petroleo Brasileiro S.A., ADR	972,180	14,971,572
Petronet LNG Ltd.	13,809,101	49,088,232
		$276,733,029
Engineering - Construction – 0.4%
Doosan Bobcat, Inc. (a)	893,759	$40,385,356
Food & Beverages – 1.7%
Gruma S.A.B. de C.V.	3,343,776	$59,944,107
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	14,009,427	53,293,735
Kwality Walls (India) Ltd. (a)	2,308,812	662,878
Orion Corp.	714,784	66,285,843
		$180,186,563
Food & Drug Stores – 2.0%
BIM Birlesik Magazalar A.S.	4,953,115	$75,253,887
Walmart de Mexico S.A.B. de C.V.	40,544,346	131,224,123
		$206,478,010
Gaming & Lodging – 0.7%
Sands China Ltd.	33,753,600	$76,408,755
Insurance – 4.3%
AIA Group Ltd.	7,751,000	$85,996,728
DB Insurance Co. Ltd.	511,467	65,102,264
Hyundai Marine & Fire Insurance Co. Ltd. (a)	2,553,460	60,974,175
Ping An Insurance Co. of China Ltd., “H”	14,168,500	123,150,804
Samsung Fire & Marine Insurance Co. Ltd.	287,481	105,919,312
		$441,143,283
Leisure & Toys – 6.4%
NetEase, Inc., ADR	810,463	$93,178,931
Tencent Holdings Ltd.	8,609,100	570,022,471
		$663,201,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.4%
Delta Electronics, Inc.	3,116,000	$141,020,586
Major Banks – 1.0%
Bandhan Bank Ltd.	23,147,399	$46,301,795
National Bank of Greece S.A.	3,512,374	57,210,804
		$103,512,599
Medical & Health Technology & Services – 0.8%
Bumrungrad Hospital PCL	5,026,500	$34,442,480
Hangzhou Tigermed Consulting Co. Ltd., “A”	5,330,315	46,370,172
		$80,812,652
Metals & Mining – 1.6%
Industries Qatar Q.P.S.C.	15,933,774	$52,908,357
Vale S.A., ADR	6,632,050	113,938,619
		$166,846,976
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	16,271,100	$43,634,184
Natural Gas - Pipeline – 0.7%
ADNOC Gas PLC	80,007,183	$74,059,548
Oil Services – 1.2%
ADNOC Drilling Co. PJSC	46,398,943	$64,677,200
Samsung E&A Co. Ltd.	2,221,079	56,202,485
		$120,879,685
Other Banks & Diversified Financials – 13.2%
Bangkok Bank Public Co. Ltd.	13,841,600	$80,373,453
Bank Negara Indonesia PT	218,229,800	57,274,746
China Construction Bank Corp.	175,405,490	179,140,765
China Merchants Bank Co. Ltd.	20,655,500	128,948,363
Credicorp Ltd.	143,830	49,819,835
Emirates NBD Bank PJSC	8,503,471	76,398,237
Grupo Financiero Banorte S.A. de C.V.	5,163,803	58,885,105
HDFC Bank Ltd.	23,774,795	231,995,430
Kasikornbank PLC	18,289,300	118,849,561
Kotak Mahindra Bank Ltd.	19,056,827	86,972,090
PT Bank Central Asia Tbk	187,346,400	80,179,566
Saudi Awwal Bank	7,411,524	67,616,399
Saudi National Bank	7,307,000	81,195,382
Saudi Tadawul Group Holding Co.	929,377	33,895,538
Sberbank of Russia PJSC (a)(u)	50,760,059	0
State Bank of India	2,365,288	31,242,952
		$1,362,787,422
Pharmaceuticals – 0.6%
WuXi AppTec Co. Ltd., “A”	4,145,100	$59,258,901
Precious Metals & Minerals – 1.1%
Gold Fields Ltd., ADR	1,982,499	$116,650,241
Real Estate – 0.7%
Emaar Properties PJSC	12,046,819	$53,132,538
SM Investments Corp.	1,466,630	17,930,706
		$71,063,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.0%
Alibaba Group Holding Ltd.	15,428,448	$281,811,644
Meituan, “B” (a)	11,329,300	117,515,747
PDD Holdings, Inc., ADR (a)	1,065,985	110,574,624
		$509,902,015
Telecom Services – 0.8%
Etihad Etisalat Co.	2,740,546	$46,979,954
Hellenic Telecommunications Organization S.A.	1,913,053	39,558,114
		$86,538,068
Tobacco – 0.9%
ITC Ltd.	26,499,274	$91,344,415
Utilities - Electric Power – 0.7%
NTPC Ltd.	16,660,424	$69,937,109
Total Common Stocks		$10,078,600,924
Preferred Stocks – 0.8%
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	791,598	$79,132,285
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.7% (v)	122,753,776	$122,766,052
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j)	50,477,350	$50,477,350

Other Assets, Less Liabilities – (0.4)%		(41,199,203)
Net Assets – 100.0%		$10,289,777,408

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $122,766,052 and
$10,208,210,559, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,598,350,913	$—	$—	$2,598,350,913
Taiwan	57,245,202	1,892,540,838	—	1,949,786,040
South Korea	1,573,599,654	—	—	1,573,599,654
India	1,425,602,490	—	—	1,425,602,490
Brazil	581,117,352	—	—	581,117,352
United Arab Emirates	268,267,523	—	—	268,267,523
Mexico	250,053,335	—	—	250,053,335
Indonesia	239,090,536	—	—	239,090,536
Hong Kong	234,243,073	—	—	234,243,073
Other Countries	1,003,179,813	34,442,480	0	1,037,622,293
Investment Companies	173,243,402	—	—	173,243,402
Total	$8,403,993,293	$1,926,983,318	$0	$10,330,976,611
For further information regarding security characteristics, see the Portfolio of Investments.
At February 28, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$109,270,703	$1,995,573,271	$1,982,104,395	$24,825	$1,648	$122,766,052

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,150,167	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2026, are as follows:
China	25.2%
Taiwan	18.9%
South Korea	15.3%
India	13.8%
Brazil	5.6%
United Arab Emirates	2.6%
Mexico	2.4%
Hong Kong	2.3%
Indonesia	2.3%
Other Countries	11.6%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.